INVESTMENT PROPERTIES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [line items]
Business combinations	$ 5,851	$ 9,234
Disposals, investment property	6,200
Rental income from investment property	4,400	4,100
Direct operating expense from investment property	$ 1,600	1,600
New York
Disclosure of detailed information about investment property [line items]
Portion of an investment property sold	49.00%
Toronto
Disclosure of detailed information about investment property [line items]
Proportion of investment property that has been reclassified to assets held for sale	50.00%
Aggregated individually immaterial business combinations
Disclosure of detailed information about investment property [line items]
Business combinations	$ 6,400	$ 10,800